Group statement of changes in equity - USD ($) $ in Millions		Total	Share capital [member]	Share premium [Member]	Other reserves [Member]	Retained earnings [Member]	Total [member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2014		$ 54,594	$ 4,765	$ 4,288	$ 11,122	$ 26,110	$ 46,285	$ 8,309
Total comprehensive income/(loss) for the year	[1]	(3,749)			(2,020)	(423)	(2,443)	(1,306)
Currency translation arising on Rio Tinto Limited's share capital	[2]	(503)	(503)				(503)
Dividends (note 11)		(4,391)				(4,076)	(4,076)	(315)
Share buy-back		(2,028)	(88)		6	(1,946)	(2,028)
Companies no longer consolidated		5						5
Own shares purchased from Rio Tinto shareholders to satisfy share options	[3]	(53)			(25)	(28)	(53)
Change in equity interest held by Rio Tinto		3				20	20	(17)
Treasury shares reissued and other movements		13		12		1	13
Equity issued to holders of non-controlling interests		103						103
Employee share options and other IFRS 2 charges to the income statement		134			56	78	134
Closing balance at Dec. 31, 2015		44,128	4,174	4,300	9,139	19,736	37,349	6,779
Total comprehensive income/(loss) for the year	[1]	4,713			(49)	4,553	4,504	209
Currency translation arising on Rio Tinto Limited's share capital	[2]	(35)	(35)				(35)
Dividends (note 11)		(3,077)				(2,725)	(2,725)	(352)
Companies no longer consolidated		8						8
Own shares purchased from Rio Tinto shareholders to satisfy share options	[3]	(80)			(43)	(37)	(80)
Change in equity interest held by Rio Tinto	[4]	(165)			108	40	148	(313)
Treasury shares reissued and other movements		4		4			4
Equity issued to holders of non-controlling interests		109						109
Employee share options and other IFRS 2 charges to the income statement		125			61	64	125
Closing balance at Dec. 31, 2016		45,730	4,139	4,304	9,216	21,631	39,290	6,440
Total comprehensive income/(loss) for the year	[1]	11,939			3,078	8,613	11,691	248
Currency translation arising on Rio Tinto Limited's share capital	[2]	310	310				310
Dividends (note 11)		(4,653)				(4,250)	(4,250)	(403)
Share buy-back	[5]	(2,397)	(89)		4	(2,312)	(2,397)
Companies no longer consolidated		(2)			(124)	130	6	(8)
Own shares purchased from Rio Tinto shareholders to satisfy share options	[3]	(82)			(64)	(18)	(82)
Change in equity interest held by Rio Tinto						43	43	(43)
Treasury shares reissued and other movements		2		2			2
Equity issued to holders of non-controlling interests		170						170
Employee share options and other IFRS 2 charges to the income statement		98			41	57	98
Transfers and other movements					133	(133)
Closing balance at Dec. 31, 2017		$ 51,115	$ 4,360	$ 4,306	$ 12,284	$ 23,761	$ 44,711	$ 6,404

[1]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited share capital.
[2]	Refer to note 1(d).
[3]	Net of contributions received from employees for share options.
[4]	The restructure of Coal & Allied Industries Limited completed on 3 February 2016. The restructure involved the exchange of a 32.4 per cent interest in Hunter Valley Operations mine for an additional 20 per cent shareholding in Coal & Allied Industries Limited, increasing Rio Tinto’s shareholding of Coal & Allied Industries Limited from 80 per cent to 100 per cent. Rio Tinto sold its 100 per cent interest in Coal & Allied Industries Limited on 1 September 2017.
[5]	In 2017, the total amount of US$2,397 million includes own shares purchased from the owners of Rio Tinto as per the cash flow statement of US$2,083 million and a financial liability recognised in respect of an irrevocable contract in place as at 31 December 2017 to cover the share buy-back programme.